Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
2014
Beginning balance as of December 31, 2013	$114,434
Monies owed	7,679
Monies paid	(22,113)
Ending balance as of March 31, 2014 (Unaudited)	$100,000
2014
Beginning balance as of December 31, 2013	$16,058
Monies owed	23,113
Monies paid	(39,171)
Ending balance as of March 31, 2014 (Unaudited)	$-
2014
Beginning balance as of December 31, 2013	$16,138
Monies owed	-
Monies paid	(16,138)
Ending balance as of March 31, 2014	$-
2014
Beginning balance as of December 31, 2013	$426,052
Monies owed	593,100
Monies paid	(579,151)
Ending balance as of March 31, 2014 (Unaudited)	$440,001
2014
Beginning balance as of December 31, 2013	$10,000
Monies owed	7,500
Monies paid	(17,500)
Ending balance as of March 31, 2014 (Unaudited)	$-

	2013	2012
Beginning balance as of December 31, 2012	$211,800	$278,800
Monies owed	87,069	12,500
Monies paid	(184,435)	(79,500)
Ending balance as of December 31, 2013	$114,434	$211,800
	2013	2012
Beginning balance as of December 31, 2012	$-	$41,000
Monies owed	145,011	77,000
Monies paid	(128,953)	(118,000)
Ending balance as of December 31, 2013	$16,058	$-
	2013	2012
Beginning balance as of December 31, 2012	$-	$-
Monies owed	57,272	-
Monies paid	(41,134)	-
Ending balance as of December 31, 2013	$16,138	$-
	2013	2012
Beginning balance as of December 31, 2012	$-	$-
Monies owed	2,832,046	-
Monies paid	(2,405,994)	-
Ending balance as of December 31, 2013	$426,052	$-
	2013	2012
Beginning balance as of December 31, 2012	$-	$-
Monies owed	10,000	-
Monies paid	-	-
Ending balance as of December 31, 2013	$10,000	$-